Property, Plant and Equipment - Detailed Information About Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 27,544
Ending balance	26,419	$ 27,544
Carrying amount	27,544	27,544
As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,515
Ending balance		25,515
Carrying amount	25,515	25,515
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,757	47,969
Effect of movements in foreign exchange	(1,644)	(485)
Acquisitions	3,188	4,451
Acquisitions through business combinations	111	24
Disposals	(1,274)	(1,987)
Disposals through the sale of subsidiaries		(4)
Transfer (to)/from other asset categories and other movements	(145)	(1,211)
Ending balance	48,993	48,757
Carrying amount	48,993	47,969
Amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(23,242)	(22,331)
Effect of movements in foreign exchange	625	310
Depreciation	(3,250)	(3,370)
Disposals	1,130	1,734
Disposals through the sale of subsidiaries		3
Impairment losses	(145)	(87)
Transfer (to)/from other asset categories and other movements	80	499
Ending balance	(24,802)	(23,242)
Carrying amount	(24,802)	(22,331)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,612
Ending balance	8,287	8,612
Carrying amount	8,287	8,612
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,216
Effect of movements in foreign exchange	(393)
Acquisitions	24
Acquisitions through business combinations	40
Disposals	(68)
Transfer (to)/from other asset categories and other movements	419
Ending balance	12,237	12,216
Carrying amount	12,237	12,216
Land and buildings [member] | Amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,604)
Effect of movements in foreign exchange	54
Depreciation	(387)
Disposals	23
Impairment losses	(31)
Transfer (to)/from other asset categories and other movements	(4)
Ending balance	(3,950)	(3,604)
Carrying amount	(3,950)	(3,604)
Plant and equipment fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,743
Ending balance	14,124	14,743
Carrying amount	14,124	14,743
Plant and equipment fixtures and fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,381
Effect of movements in foreign exchange	(1,086)
Acquisitions	856
Acquisitions through business combinations	56
Disposals	(1,186)
Transfer (to)/from other asset categories and other movements	1,955
Ending balance	34,976	34,381
Carrying amount	34,976	34,381
Plant and equipment fixtures and fittings [member] | Amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(19,638)
Effect of movements in foreign exchange	570
Depreciation	(2,862)
Disposals	1,108
Impairment losses	(114)
Transfer (to)/from other asset categories and other movements	84
Ending balance	(20,852)	(19,638)
Carrying amount	(20,852)	(19,638)
Under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,160
Ending balance	1,780	2,160
Carrying amount	1,780	2,160
Under construction [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,160
Effect of movements in foreign exchange	(165)
Acquisitions	2,308
Acquisitions through business combinations	16
Disposals	(19)
Transfer (to)/from other asset categories and other movements	(2,519)
Ending balance	1,780	2,160
Carrying amount	$ 1,780	$ 2,160